Project and Trade Finance Core Fund
Portfolio of Investments
December 31, 2020 (unaudited)
Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—91.6%
		Automotive—1.9%
EUR 9,500,000	[2]	UzAuto Motors, 3.250% (3-month EURIBOR +1.100%), 3/4/2021	12/3/2020	$11,537,275	$11,605,676
		Basic Industry - Chemicals—0.3%
$ 1,506,322	[2]	Kuwait Paraxylen, 0.845% (1-month USLIBOR +0.700%), 6/15/2021	5/9/2019	1,484,347	1,498,382
		Basic Industry - Forestry/Paper—0.5%
3,300,000	[2]	Bahia Cellulose, 3.157% (1-month USLIBOR +3.000%), 7/18/2023	11/20/2017	3,301,238	3,299,692
		Basic Industry - Metals/Mining Excluding Steel—9.0%
5,142,857	[2]	China Hongqiao Group Ltd., 3.895% (6-month USLIBOR +3.750%), 4/11/2021	6/10/2020	5,118,000	5,142,857
2,299,362	[2,3,4,5,6]	Discovery Copper, 5.134% (3-month USLIBOR +3.750%), 3/1/2015	9/29/2011- 9/22/2015	2,294,479	0
11,965,910	[2]	Harmony Gold Mining Co. Ltd., 3.283% (3-month USLIBOR +0.030%), 10/5/2023	7/31/2018- 10/2/2019	11,973,410	12,130,392
14,000,000	[2]	PJSC MMC Norilsk Nickel, 1.540% (Secured Overnight Financing Rate +1.400%), 2/20/2025	11/30/2020	13,826,750	13,878,826
9,000,000		Tasiast Mauritanie Ltd. SA, 3.098%, 12/15/2027	10/15/2020	9,000,000	9,045,000
14,500,000	[2]	Uralkali PJSC, 2.343% (1-month USLIBOR +2.200%), 5/20/2025	9/9/2020	14,427,500	14,500,000
		TOTAL			54,697,075
		Basic Industry - Steel Producers/Products—1.7%
3,333,333	[2]	Arcelormittal, 2.144% (6-month USLIBOR +1.900%), 12/12/2022	12/19/2018- 6/20/2019	3,333,333	3,333,333
3,850,000	[2]	Ferrexpo AG, 4.713% (3-month USLIBOR +4.500%), 11/6/2022	3/7/2018- 11/6/2019	3,817,094	3,807,709
3,041,160	[2]	Metinvest BV, 4.907% (1-month USLIBOR +4.750%), 10/18/2022	11/19/2018	2,951,217	3,041,160
		TOTAL			10,182,202
		Building & Development—0.3%
4,444,967		Saudi Bin Laden Group Ltd., 0.00%, 12/31/2021	4/16/2018	4,370,885	1,777,987
		Capital Goods - Aerospace & Defense—0.3%
1,555,558	[2]	Gulf Air BSC, 3.407% (1-month USLIBOR +3.250%), 4/19/2022	3/27/2017	1,556,141	1,555,558
		Consumer Goods - Food - Wholesale—5.2%
315,657	[3,4]	Banacol, 1.750%, 6/28/2025	1/2/2013- 6/28/2017	311,027	188,510
13,677,157		Dansk Landbrugs Grovvarseslskab AMBA, 1.390%, 1/12/2021	10/29/2020	13,637,540	13,672,728
6,650,000	[2]	Ghana Cocoa Board, 1.896% (1-month USLIBOR +1.750%), 8/31/2021	10/20/2020- 12/1/2020	6,650,000	6,650,000
2,475,000	[2]	Ghana Cocoa Board, 4.651% (6-month USLIBOR +4.400%), 11/12/2024	5/13/2020	2,475,000	2,475,000
1,100,864	[2,3,6]	GVO, 5.334% (3-month USLIBOR +10.000%), 11/2/2015	4/13/2011	1,105,045	210,045
5,000,000	[2,3,4,5]	Molino Canuelas, 9.900% (6-month USLIBOR +5.000%), 12/16/2020	12/29/2016	4,950,000	1,500,000
4,000,000		PT Pacific Indopalm Industries, 1.964%, 1/14/2021	3/5/2019- 3/14/2019	4,000,000	4,000,000
2,571,429	[3,4,5,6]	REI Agro Ltd., 7.772%, 10/31/2014	10/31/2012- 11/3/2014	2,571,429	128,572
1,667,000	[3,4,5,6]	Seara, 5.844%, 6/15/2017	10/29/2014- 12/8/2014	1,658,665	83,350
4,921,053	[2,3,4]	Vicentin SAIC II, 6.237% (3-month USLIBOR +6.000%), 1/15/2024	1/8/2018- 2/21/2018	4,904,088	1,968,421
2,500,000	[2,3,4]	Vicentin SAIC, 6.409% (3-month USLIBOR +4.500%), 5/21/2022	5/21/2019	2,500,000	1,000,000
		TOTAL			31,876,626
		Consumer Goods - Personal & Household Products—0.5%
2,565,000	[2,3]	PT Delta Dunia Sandang Tekstil, 6.311% (3-month USLIBOR +5.000%), 10/10/2021	10/6/2016	2,541,915	402,705

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Consumer Goods - Personal & Household Products—continued
$ 2,669,854		PT Pan Brothers TBK, 2.237%, 1/19/2021	10/15/2020- 10/16/2020	$2,669,854	$2,669,597
		TOTAL			3,072,302
		Consumer Non-Cyclical/Food-Wholesale—0.9%
EUR 2,156,000	[2]	Cargill Financial Services, 3.500% (1-month EURIBOR +3.500%), 6/30/2021	9/2/2020	2,553,891	2,633,877
2,356,455	[2]	Cargill Financial Services, 3.500% (1-month EURIBOR +3.500%), 6/30/2021	9/2/2020	2,789,926	2,878,764
		TOTAL			5,512,641
		Electric Power—1.5%
$ 10,000,000	[2]	SMN Barka Power Company S.A.O.C., 1.369% (6-month USLIBOR +1.100%), 3/28/2024	12/2/2020	9,200,000	9,203,656
		Energy - Exploration & Production—16.9%
8,464,286	[2]	Energean Capital Ltd., 5.001% (6-month USLIBOR +4.750%), 6/30/2026	12/16/2020	8,464,286	8,464,286
911,500	[2]	FPF003 PTE Ltd. Singapore, Inc., 2.603% (3-month USLIBOR +2.350%), 12/31/2021	12/19/2019	906,942	908,643
6,709,897	[2]	FPF005 PTE Ltd. Singapore, Inc., 2.853% (3-month USLIBOR +2.600%), 8/13/2024	12/19/2019	6,676,347	6,680,851
6,089,431	[2]	Heston BV, 2.196% (1-month USLIBOR +2.050%), 8/31/2022	11/15/2019	6,090,699	6,004,198
12,500,000	[2]	Kosmos Energy, 3.496% (1-month USLIBOR +3.250%), 3/31/2025	9/23/2019	10,810,117	10,372,417
10,000,000	[2]	Petrobras, 2.775% (3-month USLIBOR +2.500%), 4/9/2021	7/22/2020	10,000,000	10,046,475
9,280,268	[2]	Prime Oil and Gas BV, 3.896% (12-month USLIBOR +3.750%), 12/5/2024	9/17/2019	9,210,666	9,138,155
3,084,530	[2]	SHT, 4.600% (1-month USLIBOR +2.000%), 9/30/2025	8/26/2014- 8/26/2014	3,022,205	3,084,530
4,035,537	[2,3]	SNPC, 6.566% (1-month USLIBOR +4.900%), 03/04/2020	7/28/2015- 3/4/2020	4,035,537	2,035,928
8,307,692	[2]	SOCAR Energy ’18, 0.213% (12-month USLIBOR +2.200%), 11/8/2023	11/26/2019	8,259,231	8,307,692
6,808,081	[2]	Sonangol Finance Ltd., 3.496% (3-month USLIBOR +3.350%), 10/30/2021	12/14/2020	6,762,856	6,675,170
5,392,577	[2]	Sonangol, 3.545% (3-month USLIBOR +3.400%), 7/30/2021	4/3/2017	5,331,695	5,376,434
5,600,000	[2]	Tengizchevroil Finance Co. International Ltd., 2.345% (3-month USLIBOR +2.000%), 7/7/2021	7/14/2020	5,600,000	5,600,000
6,079,230	[2]	UC Malampaya Philippines Pte. Ltd., 4.220% (3-month USLIBOR +4.000%), 12/31/2023	7/30/2020	6,997,323	6,079,230
13,750,000	[2]	Yibal Export Pdo, 1.820% (1-month USLIBOR +1.600%), 6/30/2023	3/20/2019	13,651,750	13,690,914
		TOTAL			102,464,923
		Energy - Integrated Energy—3.4%
18,000,000		Puma International Financing SA, 5.870%, 1/20/2023	9/30/2019	17,352,000	18,021,772
2,580,000	[2]	Staatsolie Maatschappij Suriname NV, 5.750% (3-month USLIBOR +0.052%), 5/23/2025	6/21/2019	2,580,000	2,580,000
		TOTAL			20,601,772
		Energy - Oil Refining and Marketing—0.9%
5,500,000	[2]	Dangote, 6.807% (6-month USLIBOR +6.500%), 8/31/2023	2/6/2017- 10/22/2018	5,467,000	5,500,000
2,065,252	[2,3,4,5,6]	Samir Energy II, 5.541% (1-month USLIBOR +3.460%), 12/31/2015	5/30/2014	2,057,288	103,263
		TOTAL			5,603,263
		Finance/Banks/Brokers—0.7%
4,529,412	[2]	Banco del Pacifico, 7.158% (3-month USLIBOR +5.000%), 5/15/2024	5/21/2019	4,529,412	4,499,445
		Food Wholesaling—1.4%
1,620,000		Agropecuaria Campos Nuevos SA, 2.742%, 3/30/2021	10/12/2020	1,599,526	1,612,493
1,620,000		Agropecuaria Campos Nuevos SA, 2.756%, 4/30/2021	10/12/2020	1,595,686	1,609,807
810,000		Coopasam, 2.774%, 5/31/2021	10/12/2020	795,894	803,530
2,430,000		Inversiones Agricolas SA, 2.742%, 3/30/2021	10/12/2020	2,399,289	2,418,739
1,215,000		Sul America SA, 2.756%, 4/30/2021	10/12/2020	1,196,765	1,206,109
810,000		Sul America SA, 2.772%, 5/28/2021	10/12/2020	796,083	802,644
		TOTAL			8,453,322

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Foreign Sovereign—14.6%
EUR 9,000,000	[2]	Bank of Industry Ltd. - Central Bank of Nigeria, 4.500% (3-month EURIBOR +4.500%), 2/14/2025	3/10/2020- 3/17/2020	$10,042,427	$11,133,742
$ 2,500,000	[2]	Bank of Kigali Ltd., 8.503% (3-month USLIBOR +6.250%), 10/19/2021	6/19/2017	2,500,000	2,500,000
1,451,913		Burkina Faso, Government of, 3.016% - 3.056%, 6/2/2021	8/21/2020- 12/3/2020	1,451,913	1,451,913
EUR 960,000		Burkina Faso, Government of, 3.300%, 1/30/2021	4/16/2020	1,040,688	1,172,784
5,000,000	[2]	Cote d’Ivoire RC, 2.730% (6-month EURIBOR +0.000%), 6/30/2021	8/5/2020	5,948,500	6,108,250
8,000,000		Cote D’Ivoire, Government of, 4.950%, 12/31/2025	9/4/2019	8,825,200	9,773,201
$ 1,263,679		Djibouti, Government of, 3.507%, 2/5/2021	12/4/2020	1,263,679	1,263,679
9,325,033		Egypt, Government of, 2.325% - 2.394%, 11/18/2021	9/21/2020- 11/20/2020	9,325,033	9,325,034
1,857,474		Egypt, Government of, 4.140%, 12/23/2021	12/14/2020- 12/28/2020	1,857,474	1,857,474
1,444,445	[2]	Ethiopian Railway Corp., 5.941% (6-month USLIBOR +3.750%), 8/1/2021	5/4/2017	1,444,445	1,437,922
1,804,895		Gambia, Government of, 4.034% - 4.054%, 11/29/2021	5/14/2020- 12/2/2020	1,804,895	1,804,895
EUR 5,867,727		Gvt. Senegal 200, 3.825%, 4/14/2021	5/20/2020- 12/11/2020	6,654,696	7,168,309
$ 4,375,000	[2]	Kenya, Government of, 6.758% (6-month USLIBOR +6.450%), 2/27/2026	4/16/2019	4,355,833	4,329,146
2,142,857	[2]	Ministry of Finance Tanzania, 5.460% (6-month USLIBOR +5.200%), 6/23/2022	6/26/2017	2,130,000	2,142,857
14,500,000	[2]	Sharjah Govt., 1.430% (3-month USLIBOR +1.200%), 3/4/2024	9/21/2020	14,427,500	14,466,946
12,600,000	[2]	The Sharjah Electricity and Water Authority, 2.095% (1-month USLIBOR +1.950%), 12/23/2025	12/21/2020	12,600,000	12,592,647
		TOTAL			88,528,799
		Oil Field Services—9.4%
9,448,662	[2]	Armada TGT Ltd., 3.253% (3-month USLIBOR +3.000%), 12/31/2021	7/14/2020	9,283,311	9,448,662
10,000,000		Hellenic Petroleum SA, 2.537%, 1/24/2021	12/17/2020	10,000,000	10,000,000
12,968,917		P.M.I. Trading, DAC, 2.684%, 2/16/2021	12/21/2020	12,914,767	12,925,763
15,000,000	[2]	Trafigura Pte Ltd., 2.401% (1-month USLIBOR +2.395%), 12/31/2022	11/27/2020	15,000,000	15,000,000
10,000,000		Turkiye Petrol Rafinerileri AS, 3.417%, 1/26/2021	12/17/2020	10,000,000	10,000,000
		TOTAL			57,374,425
		Services - Support-Services—0.6%
3,635,535	[2]	Airport International Group, 2.002% (6-month USLIBOR +1.750%), 11/15/2023	7/20/2016	3,400,195	3,536,784
		Supranational—5.4%
6,000,000	[2]	Africa Finance Corp., 1.251% (3-month USLIBOR +1.000%), 12/29/2021	1/10/2019	5,941,500	6,000,000
5,000,000	[2]	Africa Finance Corp., 1.279% (3-month USLIBOR +1.050%), 1/8/2021	3/21/2018	4,971,500	5,000,000
13,000,000		African Export-Import Bank (Afreximbank), 1.561%, 6/18/2021	6/22/2020	13,000,000	13,000,000
9,000,000	[2]	Eastern and Southern African Trade and Development Bank, 1.678% (3-month USLIBOR +1.450%), 12/17/2022	12/16/2020	8,901,000	9,000,000
		TOTAL			33,000,000
		Technology & Electronics - Tech Hardware & Equipment—1.9%
2,681,594		Ingram Micro, Inc., 3.183%, 1/29/2021	12/1/2020	2,660,675	2,672,630
2,582,039		Ingram Micro, Inc., 3.209%, 2/5/2021	11/11/2020	2,555,355	2,575,690
1,788,637		Ingram Micro, Inc., 3.225%, 1/29/2021	11/3/2020	1,770,086	1,783,471
4,313,317		Ingram Micro, Inc., 3.225%, 2/12/2021	11/17/2020	4,268,579	4,295,022
		TOTAL			11,326,813
		Telecommunications - Wireless—3.7%
14,536,082	[2]	Millicom Tanzania, 5.219% (6-month USLIBOR +5.000%), 6/12/2025	5/28/2020- 7/31/2020	14,536,082	14,536,082
7,852,381	[2]	MTN Group Ltd., 2.374% (3-month USLIBOR +2.150%), 8/25/2021	7/12/2018- 3/25/2020	7,839,765	7,852,381
		TOTAL			22,388,463

Principal Amount or Shares			Acquisition Date[1]	Acquisition Cost[1]	Value in U.S. Dollars
	[1]	TRADE FINANCE AGREEMENTS—continued
		Transportation - Airlines—2.6%
$ 15,966,561	[2]	Avolon Aerospace, 4.180% (1-month USLIBOR +1.600%), 3/31/2025	11/27/2019	$16,042,402	$15,966,561
		Transportation Services—1.7%
4,422,137	[2]	Armenia International Airports CJSC, 5.760% (6-month USLIBOR +5.500%), 12/23/2022	12/28/2017	4,466,358	4,415,747
3,780,000	[2]	Asyaport, 4.753% (6-month USLIBOR +4.400%), 1/10/2024	1/31/2017	3,780,000	3,780,000
2,132,860	[2]	Autopistas Urbanas SA (AUSA), 3.721% (3-month USLIBOR +3.500%), 11/15/2022	5/19/2017- 11/13/2017	2,100,867	2,061,532
		TOTAL			10,257,279
		Utilities—6.3%
2,499,900	[2]	Egypt Electric, 5.144% (3-month USLIBOR +4.900%), 6/12/2023	12/11/2015- 2/13/2019	2,485,706	2,499,900
2,423,096	[2]	Karpower International B.V., 6.753% (12-month USLIBOR +6.500%), 10/30/2021	9/17/2019- 3/4/2020	2,423,097	2,423,097
8,647,411	[2]	Karpowership, 4.807% (6-month USLIBOR +4.500%), 2/28/2025	7/30/2020	8,432,136	8,559,190
IDR 99,581,183,714	[2]	PT MaxPower, 5.750% (3-month USLIBOR +0.037%), 6/10/2039	6/12/2019- 12/18/2020	5,855,695	7,087,629
$ 9,000,000		Tunisia, Government of, 2.117% - 2.138%, 4/14/2021	9/21/2020- 10/15/2020	9,000,000	8,999,214
9,000,000		Tunisia, Government of, 2.536% - 2.636%, 12/20/2021	5/5/2020- 12/22/2020	9,000,000	8,997,636
		TOTAL			38,566,666
		TOTAL TRADE FINANCE AGREEMENTS (IDENTIFIED COST $576,236,504)			556,850,312
		INVESTMENT COMPANY—6.6%
39,807,496		Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares, 0.08%[7] (IDENTIFIED COST $39,798,410)			39,815,458
		TOTAL INVESTMENT IN SECURITIES—98.2% (IDENTIFIED COST $616,034,914)			596,665,770
		OTHER ASSETS AND LIABILITIES - NET—1.8%[8]			11,142,569
		TOTAL NET ASSETS—100%			$607,808,339
At December 31, 2020, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Deliver/Receive		In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
1/4/2021	State Street Bank & Trust Co.	362,233	EUR	$394,332	$(48,190)
1/11/2021	Standard Chartered Bank	2,156,000	EUR	$2,614,057	$(20,283)
1/11/2021	Standard Chartered Bank	2,356,000	EUR	$2,856,336	$(22,377)
1/19/2021	Standard Chartered Bank	481,320	EUR	$532,076	$(56,141)
2/1/2021	State Street Bank & Trust Co.	2,201,000	EUR	$2,576,051	$(114,562)
2/2/2021	State Street Bank & Trust Co.	481,320	EUR	$524,333	$(64,070)
2/4/2021	State Street Bank & Trust Co.	5,068,250	EUR	$5,982,523	$(213,578)
2/22/2021	State Street Bank & Trust Co.	9,000,000	EUR	$10,784,714	$(222,424)
3/17/2021	State Street Bank & Trust Co.	1,855,340	EUR	$2,197,320	$(72,941)
3/17/2021	Barclays Bank PLC Wholesale	97,500,000,000	IDR	$6,814,846	$(78,709)
4/13/2021	State Street Bank & Trust Co.	8,000,000	EUR	$9,430,838	$(364,083)
4/15/2021	State Street Bank & Trust Co.	1,885,000	EUR	$2,292,215	$(15,814)
12/10/2021	State Street Bank & Trust Co.	9,500,000	EUR	$11,578,762	$(116,829)
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS					$(1,410,001)

The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $1,229,213 and $(580,400), respectively. This is based on the contracts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with the affiliated fund holdings during the period ended December 31, 2020, were as follows:
Federated Hermes Institutional Prime Value Obligations Fund, Institutional Shares
Value as of 3/31/2020	$43,144,075
Purchases at Cost	$510,358,941
Proceeds from Sales	$(513,753,204)
Change in Unrealized Appreciation/Depreciation	$27,067
Net Realized Gain/(Loss)	$38,579
Value as of 12/31/2020	$39,815,458
Shares Held as of 12/31/2020	39,807,496
Dividend Income	$176,337

1
Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or availing of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At December 31, 2020, these restricted securities amounted to
$556,850,312, which represented 91.6% of total net assets.

2	Floating/variable note with current rate and current maturity or next reset date shown.
3
Fair value determined by a valuation committee using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund’s Board of Trustees (the “Trustees”).

4	Issuer in default.
5	Non-income-producing security.
6	Principal amount and interest were not paid upon final maturity.
7	7-day net yield.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at December 31, 2020.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■ Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■ Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■ Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■ Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■ For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered, such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer’s financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund’s valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share, and the actual value obtained could be materially different.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Investment Management Company (the “Adviser”) is registered and certain of the Adviser’s affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services’ policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
The Fund’s investments in trade finance agreements are primarily determined by applying discounted cash flow methodologies utilizing various inputs such as available or implied credit ratings, loan characteristics, seniority, collateral, comparable debt instruments, yield curves or indices, broader loan data, bond data and bond sector curves. When appropriate, other considerations may include asset liquidation analyses, internal credit assessments and general market conditions. The Fund utilizes third-party pricing specialists in determining its valuations. Typically, there are no other sources of evaluations for these investments and the inputs utilized are less observable. Additionally, trade finance agreements are typically held to maturity by investors and therefore do not trade on a consistent basis. Accordingly, executed trade prices are usually unavailable and thus, generally cannot be relied upon to support valuations of these investments. Therefore, inputs unobservable in active markets must be relied upon more heavily and as such, the Fund’s management has determined these to be Level 3 investments. The prices realized for these investments upon sale may be different than prices used by the Fund to value them and the differences could be material.
Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment’s value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■ With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■ Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■ Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer’s operations or regulatory changes or market developments affecting the issuer’s industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to provide factors to update the fair value of equity securities traded principally in foreign markets from the time of the close of their respective foreign stock exchanges to the pricing time of the Fund. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of December 31, 2020, in valuing the Fund’s assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Trade Finance Agreements	$—	$—	$556,850,312	$556,850,312
Investment Company	39,815,458	—	—	39,815,458
TOTAL SECURITIES	$39,815,458	$—	$556,850,312	$596,665,770
Other Financial Instruments[1]
Liabilities	$—	$(1,410,001)	$—	$(1,410,001)
TOTAL OTHER FINANCIAL INSTRUMENTS	$—	$(1,410,001)	$—	$(1,410,001)

[1]	Other financial instruments are foreign exchange contracts.
Trade finance agreements’ fair values are primarily derived from discounted cash flow methodologies utilizing unobservable inputs due to the lack of market transactions. The discount rate used within the methodologies to discount the future anticipated cash flows is considered a significant unobservable input. Increases/(decreases) in the discount rate would result in a (decrease)/increase to an investment’s fair value.
Following is a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value:
Investments in Trade Finance Agreements
Balance as of 3/31/2020	$548,095,151
Accrued discount/premiums	824,441
Realized gain (loss)	2,026,994
Change in unrealized appreciation (depreciation)	13,168,186
Purchases	575,037,920
(Sales)	(582,302,380)
Balance as of 12/31/2020	$556,850,312
Total change in unrealized appreciation (depreciation) attributable to investments still held at 12/31/2020	$7,664,003

The following acronym(s) are used throughout this portfolio:
CJSC	—Closed Joint Stock Company
EUR	—Euro Currency
EURIBOR	—Euro Interbank Offered Rate
IDR	—Indonesian Rupiah
LIBOR	—London Interbank Offered Rate
MTN	—Medium Term Note